Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,615,810.30
Total Fee Amount	223.14
Total Offset Amount	0.00
Net Fee	$ 223.14
Offering Table N/A
Offset Table N/A	N/A